FINANCIAL INSTRUMENTS (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Cash	$ 26,627	$ 27,317
Derivative liabilities	$ 70	475
Interest Rate Risk [Member]
Statement [Line Items]
Asset, liability and foreign currency Exposure, Description	A 10% change in the interest rate would not result in a material impact on the Company’s operations
Liquidity Risk [Member]
Statement [Line Items]
Cash	$ 26,627
Working capital surplus	31,339
Foreign Currency Risk [Member]
Statement [Line Items]
Impact On Net Earning (loss)	107	144
Derivative liabilities	70	475
Price Risk [Member]
Statement [Line Items]
Impact On Net Earning (loss)	344	36
Price Risk [Member] | Long-term investments [Member]
Statement [Line Items]
Impact On Net Earning (loss)	$ 164	$ 119